Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	30,000,000	30,000,000
Common stock, shares issued (in shares)	17,950,264	17,897,033
Common stock, shares outstanding (in shares)	17,950,264	17,897,033